LONG-TERM BANK DEBT (Schedule of Currency, Linkage Terms, and Interest Rates) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Line of Credit Facility [Line Items]
Long-term bank credit	$ 2,381	$ 39
Less - current maturities	506	33
Long-term bank credit noncurrent	1,875	6
Weighted average interest rates at the end of the year	3.65%	3.59%
In Or Linked To US Dollars [Member]
Line of Credit Facility [Line Items]
Interest rate	3.65%
Long-term bank credit	2,375
In Or Linked To NIS [Member]
Line of Credit Facility [Line Items]
Interest rate	3.33%	3.59%
Long-term bank credit	$ 6	$ 39